Discontinued operations and assets and liabilities held for sale - Results of discontinued operations (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	¥ 10,085,649,000	¥ 9,071,659,000	¥ 8,978,986,000
External expenses	(7,015,888,000)	(6,640,973,000)	(6,246,488,000)
Operating profit	882,027,000	401,035,000	766,581,000
Loss from discontinued operations, net of tax			(130,045,000)
Elimination of inter-segment revenue
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	(216,579,000)	¥ (123,511,000)	(47,317,000)
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue			282,946,000
External expenses			(423,786,000)
Operating profit			(140,840,000)
Results from operating activities, net of tax			(140,840,000)
Gain on disposal of subsidiaries	¥ 10,795,000		10,795,000
Loss from discontinued operations, net of tax			¥ (130,045,000)
Basic			¥ (0.14)
Diluted			¥ (0.14)
Discontinued operations | Elimination of inter-segment revenue
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue			¥ (6,380,000)
Discontinued operations | Reportable segments
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue			289,326,000
External expenses			¥ (423,786,000)